Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous current liabilities [abstract]
Disclosure of detailed information of other current liabilities [text block]

	As of December 31
in 000€	2021	2020	2019
Payroll-related liabilities	11,836	11,152	10,281
Non-income tax payables	2,058	3,018	2,262
Accrued charges	1,170	995	1,080
Advances received	276	404	715
RapidFit+ amounts payable to former shareholders	—	875	875
Derivatives	118	140	478
Cash settled share-based payment plan	147	1,223	—
Other current liabilities	367	888	1,995
Total	15,972	18,695	17,686